Nature of Business and Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Nature Of Business And Significant Accounting Policies
Common stock issued for services		$ 263,079
Warrants issued for services	$ 319,986	96,767
Warrants issued for services, related parties	1,529,182	394,540
Stock based compensation	$ 1,849,168	$ 754,386